Disclosure of Net Defined Benefit Liability (Asset) (Details) - Unfunded Plan1 [Member] - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Balances - Beginning of the period	$ 15,435	$ 13,788
Current service cost	33	54
Interest cost	45	163
Actuarial (gain) loss arising from changes in financial assumptions	86	651
Benefits paid	(232)	(532)
Impact of foreign exchange rate changes	(500)	1,311
Balances - End of the period	14,867	15,435
Amounts recognized: In net loss	(76)	(218)
Amounts recognized: In other comprehensive loss	(414)	(1,961)
Pension defined benefit plans [member]
IfrsStatementLineItems [Line Items]
Balances - Beginning of the period	15,341
Current service cost	31
Interest cost	45
Actuarial (gain) loss arising from changes in financial assumptions	86
Benefits paid	(230)
Impact of foreign exchange rate changes	(498)
Balances - End of the period	14,775	15,341
Amounts recognized: In net loss	(76)
Amounts recognized: In other comprehensive loss	(412)
Other Benefit Plans [Member]
IfrsStatementLineItems [Line Items]
Balances - Beginning of the period	94
Current service cost	2
Interest cost
Actuarial (gain) loss arising from changes in financial assumptions
Benefits paid	(2)
Impact of foreign exchange rate changes	(2)
Balances - End of the period	92	$ 94
Amounts recognized: In net loss
Amounts recognized: In other comprehensive loss	$ (2)